UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 1999

Check here if Amendment [ ]; Amendment Number:
The Amendment (check only one): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:      Select Equity Group, Inc.

Address:   380 Lafayette St., 6th Floor
           New York, NY  10003

13F File Number:   28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:


Name:     George S. Loening
Title:    President
Phone:    212-475-8335

Signature, place and date of signing:



/s/ George S. Loening          New York, New York         February 14, 1999
George S. Loening

Report Type (check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Reporting Manager:   Select Equity Group, Inc.

Report Summary:

   Number of Other Included managers:                 0
   Form 13F Information Table Entry Total:           47
   Form 13F Information Table Value Total:     $123,979  (thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

Reporting Manager:   Select Equity Group, Inc.

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR EXPRESS INTL CORP          COM              009104100   3,298    79,558 SH       SOLE                    79558
BARRA INC                      COM              068313105   5,221   164,450 SH       SOLE                   164450
BERKSHIRE HATHAWAY INC         CL A             084670108     337        60 SH       SOLE                       60
BIOSOURCE INTL INC             COM              09066H104     437    55,000 SH       SOLE                    55000
CAREY INTERNATIONAL INC        COM              141750109   1,417    58,125 SH       SOLE                    58125
CEDAR FAIR LP                  DEPOSITORY UNIT  150185106   1,162    59,990 SH       SOLE                    59990
CHEMED CORP                    COM              163596109   9,226   322,292 SH       SOLE                   322292
COMPX INTERNATIONAL INC        CL A             20563P101   5,277   287,205 SH       SOLE                   287205
CORVEL CORP                    COM              221006109   2,086    88,780 SH       SOLE                    88780
DUFF & PHELPS CR RATING CO     COM              26432F109   9,210   103,555 SH       SOLE                   103555
FAIR ISAAC & CO INC            COM              303250104   7,586   143,130 SH       SOLE                   143130
FOREMOST CORP OF AMERICA       COM              345469100   9,751   343,665 SH       SOLE                   343665
FRANKLIN ELECTRIC INC          COM              353514102   3,829    54,560 SH       SOLE                    54560
HUB GROUP INC                  CL A             443320106   7,361   368,050 SH       SOLE                   368050
INVESTMENT TECHNOLOGY CORP     COM              46145F105   8,733   303,750 SH       SOLE                   303750
M&F WORLDWIDE CORP             COM              552541104     811   160,291 SH       SOLE                   160291
MATTHEWS INTERNATIONAL CORP    CL A             577128101   4,103   149,195 SH       SOLE                   149195
NEW HORIZONS WORLDWIDE INC     COM              645526104  10,250   863,156 SH       SOLE                   863156
NOVAMETRIX MED  SYS  INC       COM              669870107     295    59,734 SH       SOLE                    59734
PENTON MEDIA INC               COM              709668107   7,772   323,815 SH       SOLE                   323815
SCOTT TECHNOLOGIES INC         COM              810022301   5,596   315,560 SH       SOLE                   315560
STRAYER EDUCATION INC          COM              863236105   7,475   378,475 SH       SOLE                   378475
WATTS INDUSTRIES INC           CL A             942749102     314    21,275 SH       SOLE                    21275
BULL RUN CORP GA               COM              120182100     264    45,000 SH       SOLE                    45000
CLAYTON HOMES INC              COM              184190106     331    36,000 SH       SOLE                    36000
FIRST AMERICAN FIN  CORP       COM              318522307     136    10,900 SH       SOLE                    10900
L B FOSTER CO                  COM              350060109     112    23,000 SH       SOLE                    23000
JEFFRIES GROUP INC             COM              472319102     550    25,000 SH       SOLE                    25000
KIRBY CORP                     COM              497266106     451    22,000 SH       SOLE                    22000
TOOTSIE ROLL INDUSTRIES INC    COM              890516107     395    12,000 SH       SOLE                    12000
VELCRO INDUSTRIES NV           COM              922571104     392    32,500 SH       SOLE                    32500
AMERICAN GREETINGS             COM              026375955     260    11,000 SH  PUT  SOLE
GATEWAY INC                    COM              367626958     360     5,000 SH  PUT  SOLE
GENERAL ELECTRIC CO            COM              369604953   1,702    11,000 SH  PUT  SOLE
INTEL CORP                     COM              458140950     823    10,000 SH  PUT  SOLE
KLA-TENCOR                     COM              482480950     390     7,000 SH  PUT  SOLE
LSI LOGIC                      COM              502161952     709    10,500 SH  PUT  SOLE
LUCENT TECHNOLOGIES            COM              549463957     600     8,000 SH  PUT  SOLE
MCI WORLD   COM                COM              55268B956     218     4,100 SH  PUT  SOLE
MOTOROLA INC                   COM              620076959     368     2,500 SH  PUT  SOLE
SOLECTRON CP                   COM              834182957     381     4,000 SH  PUT  SOLE
CITIGROUP INC                  COM              172967951     446     8,000 SH  PUT  SOLE
XILINX INC                     COM              983919951   1,591    35,000 SH  PUT  SOLE
KRONOS INC                     COM              501052104     480     8,000 SH       SOLE                     8000
MICROS SYSTEMS INC             COM              594901100     592     8,000 SH       SOLE                     8000
ALTERA CORP                    COM              021441950     248     5,000 SH  PUT  SOLE
APPLIED MATLS                  COM              038222955     633     5,000 SH  PUT  SOLE